Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended		1 Months Ended					9 Months Ended		1 Months Ended								1 Months Ended					0 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	May 31, 2013 Warrants [Member]	May 31, 2013 Warrants [Member] Previous [Member]	May 31, 2013 Common stock, Class A [Member]	May 21, 2013 Common stock, Class A [Member]	Feb. 24, 2012 Common stock, Class A [Member]	Sep. 30, 2013 Common stock, Class A [Member]	Dec. 31, 2012 Common stock, Class A [Member]	May 31, 2013 Common stock, Class A [Member] IPO [Member]	Feb. 24, 2012 Common stock, Class C [Member]	May 31, 2013 Common stock, Class C [Member]	Dec. 31, 2012 Common stock, Class C [Member]	May 31, 2013 Common stock, Class D [Member]	Dec. 31, 2012 Common stock, Class D [Member]	Sep. 30, 2012 Common stock, Class D [Member]	May 31, 2013 Convertible preferred stock [Member]	May 31, 2013 Common stock, Class B [Member]	Feb. 24, 2012 Common stock, Class B [Member]	May 21, 2013 Common stock, Class B [Member]	Dec. 31, 2012 Common stock, Class B [Member]	Nov. 08, 2012 8 1/2% Senior Notes Due 2020 [Member]	Oct. 24, 2013 8 1/2% Senior Notes Due 2020 [Member] Subsequent Event [Member]	Sep. 30, 2013 8 1/2% Senior Notes Due 2020 [Member] Subsequent Event [Member]	Sep. 30, 2013 CB&T Loan Agreement [Member] Revolving Credit Facility [Member]	Mar. 05, 2013 CB&T Loan Agreement [Member] Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Shares issued in IPO by company and stockholder										10,005,000
Shares issued	92,400,000					10,005,000	44,793,255	44,793,255		7,177,500	12,966,366								31,464,548
Shares issued by selling stockholder in IPO										2,827,500
Share price										$ 25.00
Net proceeds of IPO net of underwriting discount and estimated offering expenses						$ 163,800,000				$ 165.0
Reverse stock split ratio					0.1212													0.1212
Conversion ratio												1		1			1
Common stock, shares outstanding X		120,105,557			27,623,629	27,623,629			70,121,378				16,020,338		2,499,293	3,120,000		3,813,885		3,813,884	31,464,548
Warrant term			10 years	5 years
Warrants expiration date			Feb. 24, 2022
Aggregate principal amount																						325,000,000	100,000,000
Debt instrument, interest rate percentage	10.00%																					8.50%		8.50%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed																							106.50%
Proceeds from Issuance of Long-term Debt																							104,700,000
Line of Credit Facility, Maximum Borrowing Capacity																										30,000,000
Credit facility, amount outstanding																									$ 0